Acquisitions and Strategic Investments (Pro Forma Information) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Vertis [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 4,834.0	$ 5,166.7
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax	28.7	59.0
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 0.58	$ 1.18
Vertis Holdings, Inc. and Brown Printing Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue			1,236.4	1,309.2	3,583.4	3,779.4
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted			$ 0.50	$ 0.31	$ (0.18)	$ (0.56)
Pro forma net earnings (loss) attributable to common shareholders			$ 24.4	$ 15.3	$ (8.0)	$ (25.2)